Restricted Cash and Short-Term Deposits (Details) $ in Thousands, € in Millions, t in Millions	1 Months Ended	9 Months Ended
	May 31, 2021 USD ($) t	Sep. 30, 2023 USD ($) instatementPayments guarantee	Sep. 30, 2023 EUR (€) instatementPayments guarantee	Dec. 31, 2022 USD ($) guarantee	Dec. 31, 2022 EUR (€) guarantee	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 132,462		$ 134,043
Less: Amounts included in current restricted cash and short-term deposits		(58,712)		(21,693)
Non-current restricted cash		$ 73,750		112,350
Number of advance repayments guarantees | guarantee		3	3
Financial guarantee | LNG Croatia and NFE's fleet
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 11,772		$ 11,504
Number of performance guarantees | guarantee		2	2	2	2
Facility term agreement		10 years
Financial guarantee | LNG Croatia and NFE's fleet | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €			€ 9.3		€ 9.3
Financial guarantee | LNG Croatia and NFE's fleet | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 1,300		$ 1,300
Performance guarantee | Golar Arctic
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 40,173		38,822
Number of installment payments from Snam | instatementPayments		3	3
Performance guarantee | Golar Arctic | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €			€ 26.9
Performance guarantee | Golar Arctic | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 30,200
VIE debt
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		18,539		21,691
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		992		1,074
Repayment Guarantees | Golar Arctic | Euro member countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €			8.1
Repayment Guarantees | Golar Arctic | Euro member countries, Euro | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits | €			€ 163.9
Repayment Guarantees | Golar Arctic | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		9,000
GoFLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Credit facility available to project partner						$ 400,000
LNG production | t	3.6
Maximum borrowing capacity	$ 100,000
GoFLNG Hilli facility | Financial guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 60,986		$ 60,952		$ 305,000